CAPITAL STOCK (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 26, 2024	Mar. 05, 2024	Jan. 31, 2024	Jan. 19, 2024	Feb. 29, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Class of Stock [Line Items]
Selling, general and administrative expense		$ 11,617
Share based compensation expense	$ 195,000
Loss from discontinued operations						$ (111,312)	$ (45,490)
Red Rock Settlement [Member]
Class of Stock [Line Items]
Stock issued new, shares					37,104
Fair value per share					$ 3
Loss from discontinued operations					$ (111,312)
Investor [Member]
Class of Stock [Line Items]
Stock issued new, shares		7,500
Fair value per share		$ 1.55
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Stock issued for conversion of debt, shares issued							1,222
Convertible Notes Payable 1 [Member]
Class of Stock [Line Items]
Stock issued for conversion of debt, shares issued							1,583
Three Board [Member]
Class of Stock [Line Items]
Stock issued new, shares	30,000
Fair value per share	$ 6.50
Six Previous Owners [Member] | Red Rock Settlement [Member]
Class of Stock [Line Items]
Stock issued new, shares					37,104
Fair value per share					$ 3
Loss from discontinued operations					$ 111,312
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						2
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						3,000,000		3,000,000
Conversion of stock, shares						778,799
Stock issued for conversion of debt, shares issued						778,799
Series B Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares						1,557,598
Stock issued for conversion of debt, shares issued						1,557,598
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						500		500
Conversion of stock, shares						22
Series C preferred stock cancelled						2
Stock issued for conversion of debt, shares issued						22
Series C Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares						220,000
Stock issued for conversion of debt, shares issued						220,000
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						1,000,000		1,000,000
Series F-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						50,000		50,000
Series I Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						15,000,000		15,000,000
Conversion of stock, shares						2,928,500
Stock issued for conversion of debt, shares issued						2,928,500
Series I Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares						5,857,000
Stock issued for conversion of debt, shares issued						5,857,000
Series I Preferred Stock [Member] | Board of Directors Chairman [Member]
Class of Stock [Line Items]
Stock issued for compensation, shares				62,500
Stock issued for compensation, value				$ 250,000
Series I Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock issued for compensation, shares				62,500
Stock issued for compensation, value				$ 250,000
Series I Preferred Stock [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Stock issued new, shares			5,000
Stock issued new, value			$ 20,000
Series I Preferred Stock [Member] | Chief Accounting Officer [Member]
Class of Stock [Line Items]
Stock issued new, shares			2,500
Stock issued new, value			$ 10,000
Series J Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						2,000,000		2,000,000
Conversion of stock, shares						1,542,225
Stock issued for conversion of debt, shares issued						1,542,225
Series J Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares						3,084,450
Stock issued for conversion of debt, shares issued						3,084,450
Series L Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						400,000		400,000
Series N Senior Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						3,000,000
Dividends payment						$ 871,462		$ 766,437
Series R Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000
Dividends payment						$ 119,194		109,980
Series X Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000,000
Dividends payment						$ 228,082		$ 190,685